Revenue from contracts with customers - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Statement [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period			3 years
Revenue remaining performance obligation modified expected timing of satisfaction period	2 years	2 years
Revenue from performance obligations satisfied or partially satisfied in previous periods due to change in management estimate	¥ 36.7	$ 5.8
Decrease through cumulative catch-up adjustments to revenue arising from change in estimate of transaction price, contract liabilities	¥ 36.7	$ 5.8